Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions			1 Months Ended
	Jan. 05, 2017 USD ($) Right shares	Jan. 04, 2017	Jan. 31, 2017
Subsequent Event [Line Items]
Reversion rights period			90 days
Achieve Life Science, Inc. [Member]
Subsequent Event [Line Items]
Conversion of each outstanding share of Achieve common stock , shares converted | shares	4,242.8904
Termination fee	$ 0.5
Termination fee upon breach of certain covenants regarding alternative transactions	1.0
Third party expenses in connection with certain terminations	$ 0.5
Lock-up period with the execution of the merger agreement		180 days
Number of contingent value rights to be issued for each share of common stock outstanding | Right	1
Achieve Life Science, Inc. [Member] | Contingent Value Rights [Member]
Subsequent Event [Line Items]
Combined company acquisition period results	5 years
Aggregate consideration distributed to the holders, consideration received percent	80.00%
OncoGenex Pharmaceuticals Equityholders [Member] | Achieve Life Science, Inc. [Member]
Subsequent Event [Line Items]
Percentage of ownership in combined company	25.00%
Percentage of outstanding shares of capital stock held by certain officers and directors		1.20%
Achieve Stockholders [Member] | Achieve Life Science, Inc. [Member]
Subsequent Event [Line Items]
Percentage of ownership in combined company	75.00%
Percentage of outstanding shares of capital stock held by certain officers and directors		78.00%